Income Taxes - Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Inventories	$ 89	$ 89
Warranty and campaigns	156	202
Allowance for credit losses	162	212
Marketing and sales incentive programs	347	445
Other risk and future charges reserve	200	173
Pension, postretirement and postemployment benefits	580	634
Measurement of derivative financial instruments		37
Research and development costs	395	343
Other reserves	400	413
Tax loss carry forwards	712	836
Less: Valuation allowances	(1,361)	(1,484)
Total deferred tax assets	1,680	1,900
Deferred tax liabilities:
Property, plant and equipment	432	271
Measurement of derivative financial instruments	2
Other	330	334
Total deferred tax liabilities	764	605
Net deferred tax assets	$ 916	$ 1,295